Restructuring - Schedule of Changes in Restructuring Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 5,606
Accrued Expenses and Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	5,606
Less: stock-based compensation	(261)
Cash payments made	(265)
Remaining liability included in accrued expenses and other current liabilities	$ 5,080